Financial Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 6,929	$ 5,013	$ 3,712
Accounts receivable	40,971	35,481
Accounts payable	1,724	963
Other accrued liabilities	33,467	33,195
Class B Series Two and Three share liability	7,615	7,487
Long-term debt (including portion due within one year)	220,244	215,992
Conversion right on 6.25% Convertible Debentures	954	2,080
Derivative financial instrument	820	164
Other long term liabilities	12,641	10,872
Financial and Nonfinancial Liabilities, Fair Value Disclosure, Total	$ 277,465	$ 270,753